Equity-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Class B Common Unit [Member]		Mar. 31, 2010 Class B Common Unit [Member]	Dec. 31, 2012 Class B Common Unit [Member]		Dec. 31, 2011 Class B Common Unit [Member]		Dec. 31, 2010 Class B Common Unit [Member]	Mar. 10, 2010 Class B Common Unit [Member]	Mar. 31, 2013 MPK Plan Units [Member]		Dec. 31, 2012 MPK Plan Units [Member]		Dec. 31, 2010 MPK Plan Units [Member]	Oct. 15, 2007 MPK Plan Units [Member]
Equity-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 119.00
Equity-based compensation expense	$ 1.9	$ 5.7	$ 22.1	$ 19.5	$ 11.5
Number of Units Authorized									250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													5 years 0 months 0 days
Share-based Compensation Arrangement, Award Vesting Qualification, Years of Service																				10 years 0 months 0 days
Share-based Compensation Arrangement, Award Vesting Qualifications, Age																				62
Equity-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Equity-based Compensation Plan Modification, Incremental Compensation Cost		1.6						8.4	6.6		3.3
Equity-based Compensation Plan Modification, Participation Threshold post Modification														$ 0.01
Equity-based Compensation Plan Modification, Participation Threshold prior to Modification														$ 1,000
Equity-based Compensation Plan Modification, Number of Units Affected								140,428
Equity-based Compensation Plan Modification, Number of Employees Affected								101
Weighted-Average Grant Date Fair Value, Impact of Modification														$ 60.00
Per Unit Fair Value post Modification														$ 120.00
Per Unit Fair Value before Modification														$ 60.00
Equity-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-Average Grant Date Fair Value									$ 125.65		$ 148.89		$ 130.45							$ 1,000.00
Weighted-Average Volatility									65.26%		82.87%		97.86%
Weighted-Average Risk-Free Rate									0.19%		0.84%		2.32%
Dividend Yield									0.00%		0.00%		0.00%
Equity-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity Awards Outstanding, Beginning of Year						216,483	[1],[2]		202,908	[1]					66,137	[1],[2],[3]	70,113	[1],[3]
Equity Awards Granted						400	[2]		16,008	[1]					0	[2],[3]	0	[1],[3]
Equity Awards Forfeited						(665)	[2]		(1,615)	[1]					(1,534)	[2],[3],[4]	(3,366)	[1],[3],[5]
Equity Awards Repurchased/Settled						(126)	[2],[6]		(818)	[1],[7]					(482)	[2],[3],[6]	(610)	[1],[3],[7]
Equity Awards Outstanding, End of Period						216,092	[2]		216,483	[1],[2]	202,908	[1]			64,121	[2],[3]	66,137	[1],[2],[3]
Equity Awards Vested						125,903	[2]		115,198	[1]					112	[2],[3],[8]	450	[1],[3],[9]
Weighted-Average Grant Date Fair Value, Outstanding Units						$ 279.58			$ 260.26						$ 1,000.00		$ 1,000.00
Equity Awards Forfeited in Period Future Charitable Contribution															1,534		777
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Equity-based Compensation Expense Not yet Recognized	28.5		30.8
Equity-based Compensation Expense Not yet Recognized, Period for Recognition	4 years 110 days		4 years 178 days
Equity-based compensation [Abstract]
Equity-based compensation expense			22.1	19.5	11.5
Equity-based Compensation Expense, Tax Benefit from Compensation Expense			2.3	1.9	0.1
Equity-based Compensation Expense, Capitalized Amount			0	0	0
Change in Equity-based Compensation Expense, Due to Change in Cumulative Forfeiture Rate																			$ 5.3

[1]	The weighted-average grant date fair market value for Class B Common Units granted during the period ended December 31, 2012 is $125.65. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for Mr. Edwardson is $260.26. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.
[2]	The weighted-average grant date fair market value for Class B Common Units granted during the period ended March 31, 2013 is $119.00. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for the Company's former chief executive officer is $279.58. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.
[3]	Represents units notionally credited to participants' accounts.
[4]	The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of March 31, 2013, the Company owed a contribution of 1,534 units.
[5]	The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of December 31, 2012, the Company owed a contribution for 777 units.
[6]	Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.
[7]	Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.
[8]	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.
[9]	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.